9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET (Details 2)	Dec. 31, 2017 USD ($)
Unsecured Convertible Promissory Notes Net Details 2
2018	$ 2,120,000
Thereafter	4,195,809
Total	$ 6,315,809